Assets Held at Refco Capital Markets, Ltd. (Details) - Recoveries from RCM, Distributions Paid by US Bank from the LLC, and Effect on Impaired Value of Assets Held at RCM (USD $)	0 Months Ended																																	96 Months Ended
	Aug. 05, 2013		Dec. 05, 2012		Oct. 31, 2012		Dec. 01, 2011	Aug. 30, 2011		Jun. 02, 2011		Dec. 30, 2010		Oct. 15, 2010		Aug. 01, 2010	Jun. 04, 2010		May 19, 2010	Dec. 30, 2009	Jun. 29, 2009	Dec. 31, 2008	Jun. 26, 2008	Apr. 29, 2008	Mar. 28, 2008	Dec. 31, 2007	Sep. 19, 2007	Aug. 29, 2007	Jul. 03, 2007	Jun. 28, 2007	Jun. 07, 2007	Apr. 20, 2007	Dec. 29, 2006	Dec. 31, 2013
Recoveries from RCM, Distributions Paid by US Bank from the LLC, and Effect on Impaired Value of Assets Held at RCM [Abstract]
Amounts Received from RCM	$ 240,556	[1]	$ 294,875	[1]	$ 404,908	[1]	$ 0	$ 1,328,832	[1]	$ 343,664	[1]	$ 563,163	[1]	$ 282,790	[1]	$ 0	$ 14,329,450	[1]	$ 1,695,150	$ 1,102,612	$ 2,748,048	$ 769,001	$ 701,148	$ 0	$ 1,046,068	$ 2,708,467	$ 2,584,070	$ 0	$ 5,654	$ 4,783,640	$ 265,758	$ 2,787,629	$ 10,319,318	$ 49,304,801
Balance of Impaired Value	0		0		0		0	0		0		0		0		0	0		0	0	0	0	0	0	0	0	0	0	0	0	3,590,557	3,856,315	6,643,944	0
Collections in Excess of Impaired Value	240,556	[1]	294,875	[1]	404,908	[1]	0	1,328,832	[1]	343,664	[1]	563,163	[1]	282,790	[1]	0	14,329,450	[1]	1,695,150	1,102,612	2,748,048	769,001	701,148	0	1,046,068	2,708,467	2,584,070	0	5,654	1,193,083	0	0	0	32,341,539
Cash Distributions to Non-Participating Owners	0		0		0		3,689,555	0		0		0		0		16,076,112	0		0	0	0	0	0	2,241,680	0	0	0	2,787,947	0	0	0	0	4,180,958	28,976,252
Additional Units in Trust for Participating Owners, Units (in Shares)	0		0		0		6,168	0		0		0		0		40,839	0		0	0	0	0	0	10,736	0	0	0	23,183	0	0	0	0	54,914	135,840
Additional Units in Trust for Participating Owners, Dollars	$ 0		$ 0		$ 0		$ 561,489	$ 0		$ 0		$ 0		$ 0		$ 3,928,806	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,053,815	$ 0	$ 0	$ 0	$ 1,758,626	$ 0	$ 0	$ 0	$ 0	$ 5,154,711	$ 12,457,447

[1]	The collections on June 4, 2010 were from a settlement agreement (the "Settlement Agreement") reached with Cargill, Inc. and Cargill Investors Services, Inc. (together, "Cargill"). The gross collections of $15,300,000 on June 4, 2010, were reduced by $970,550, which represented Cargill's percentage of distributions, as defined in the Settlement Agreement. All subsequent collections are shown net and were reduced by Cargill's percentage of distributions at 57.25% of the gross collections.